Events After the End of the Reporting Period (Narrative) (Details) € in Millions, $ in Millions	Mar. 31, 2024 EUR (€)	Feb. 29, 2024	Jan. 31, 2024 USD ($)
Aria Energy Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage acquired		80.00%
PV projects in Hungary [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan facility | €	€ 37.6
Energy Transition Technology Fund [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments | $			$ 6